Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Schedule of Other Accrued Liabilities

Other accrued liabilities consisted of the following:

	December 31,
	2015	2014
	(In thousands)
Payroll and related	$370,672	$369,497
Advance deposits and ticket sales	104,461	103,440
Casino outstanding chip liability	282,810	294,466
Casino front money deposits	127,947	122,184
MGM China gaming promoter commissions	33,064	74,754
Other gaming related accruals	91,318	114,165
Taxes, other than income taxes	153,531	201,562
Completion guarantee liability	—	148,929
Other	147,641	145,620
	$1,311,444	$1,574,617